SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Disclosure of cash and cash equivalents) (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Supplemental of cash flow informations [abstract]
Cash in bank	$ 121,481	$ 521,420
Cashable guaranteed investment certificate, variable rate, redeemed December 2023	0	3,000,000
Total cash and cash equivalents	$ 121,481	$ 3,521,420